Income Taxes - Schedule of Reconciliation of the Statutory Federal income tax rate (benefit) (Detail) - CIK 0001816261 Executive Network Partnering Corp [Member]	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure Of Income Tax Provision Benefit [Line Items]
Statutory Federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Change in fair value of warrant liabilities			(25.80%)			(54.10%)
Financing costs - derivative warrant liabilities			1.70%			0.00%
Change in Valuation Allowance			3.10%			33.10%
Income Taxes Benefit	28.11%	0.00%	0.00%	(4.22%)	0.00%	0.00%